Borrowings - Short-term Borrowings (Details) - Short-term borrowings - CNY (¥)	Mar. 29, 2020	Jul. 18, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 0	¥ 160,000,000
Maximum borrowing capacity		¥ 10,000,000
People's Bank of China Benchmark Lending Rate
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)		105.00%